Fixed assets - Depreciation and amortization - Intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	€ (2,332)	€ (2,418)	€ (2,363)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	(1,553)	(1,532)	(1,481)
Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	(629)	(649)	(633)
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	(41)	(128)	(131)
Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	(11)	(9)	(9)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	€ (97)	€ (100)	€ (109)